Research and Development Expenditures Recognized as Expenses - Summary of Research and Development Expenditures Recognized as Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [Line Items]
Research and development expenditures recognized as expenses	₩ 526,602	₩ 486,888	₩ 444,798
Administrative expenses [member]
Statement of comprehensive income [Line Items]
Research and development expenditures recognized as expenses	108,352	125,795	120,608
Cost of sales [member]
Statement of comprehensive income [Line Items]
Research and development expenditures recognized as expenses	₩ 418,250	₩ 361,093	₩ 324,190